Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the current intention of the Compensation Committee for annual grants of restricted stock awards to be made to our named executive officers in the fourth quarter of each calendar year, consistent with our historic practice. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In fiscal year 2024, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or our employees.

Award Timing Method	It is the current intention of the Compensation Committee for annual grants of restricted stock awards to be made to our named executive officers in the fourth quarter of each calendar year, consistent with our historic practice.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false